Fair Value Measurements - Schedule of Financial Assets and Liabilities Measured at Fair Value On Recurring Basis (Details) - Evolv Technologies Holdings Inc [Member] - Recurring Basis - USD ($)
$ in Thousands
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Liabilities:
Liabilities of fair value	$ 10,168	$ 1,001	$ 1
Derivative Liability
Liabilities:
Liabilities of fair value	9,431	1,000	1
Common Stock Warrant
Liabilities:
Liabilities of fair value	737	1
Level 3
Liabilities:
Liabilities of fair value	10,168	1,001	1
Level 3 | Derivative Liability
Liabilities:
Liabilities of fair value	9,431	1,000	$ 1
Level 3 | Common Stock Warrant
Liabilities:
Liabilities of fair value	$ 737	$ 1